TYPE			13F-HR
PERIOD			03/31/05
FILER
CIK			0001107213
CCC			q6atzye@
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  May 6, 2005
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	47
Form 13F Information Table Value Total:	$1,109,903

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109    22305   590075 SH       SOLE                   590075
Alexandria Real Estate Equitie                  015271109    32652   507180 SH       SOLE                   507180
American Financial Realty Trus                  02607P305     1217    83200 SH       SOLE                    83200
Apartment Investment and Manag                  03748R101    28487   765777 SH       SOLE                   765777
Arden Realty, Inc.                              039793104    24895   735455 SH       SOLE                   735455
Avalon Bay Communities                          053484101    39954   597312 SH       SOLE                   597312
BRE Properties, Inc.                            05564E106    14596   413495 SH       SOLE                   413495
Boston Properties                               101121101    29073   482700 SH       SOLE                   482700
Brookfield Properties Corp                      112900105    26149   679205 SH       SOLE                   679205
Camden Property Trust                           133131102    23683   503574 SH       SOLE                   503574
Capital Automotive REIT                         139733109     5949   179610 SH       SOLE                   179610
Catellus Development Corp                       149113102    19530   732835 SH       SOLE                   732835
Corporate Office Properties Tr                  22002T108    13559   512050 SH       SOLE                   512050
Developers Diversified Realty                   251591103    29498   742085 SH       SOLE                   742085
Entertainment Properties Trust                  29380T105     4864   117400 SH       SOLE                   117400
Equity Lifestyle Properties                     29472R108     6044   171460 SH       SOLE                   171460
Equity Office Properties Trust                  294741103    43651  1448760 SH       SOLE                  1448760
Equity Residential Properties                   29476L107    38510  1195605 SH       SOLE                  1195605
Essex Property Trust, Inc.                      297178105    15796   228598 SH       SOLE                   228598
Federal Realty Investment Trus                  313747206    29803   616405 SH       SOLE                   616405
First Potomac Realty Trust                      33610F109     6271   274450 SH       SOLE                   274450
Gables Residential Trust                        362418105     1185    35600 SH       SOLE                    35600
General Growth Properties                       370021107    32750   960424 SH       SOLE                   960424
Global Signal, Inc.                             37944Q103     9869   329420 SH       SOLE                   329420
Gramercy Capital Corp                           384871109     2046   104900 SH       SOLE                   104900
Highland Hospitality Corp                       430141101     5050   487888 SH       SOLE                   487888
Hilton Hotels Corp                              432848109    24747  1107268 SH       SOLE                  1107268
Host Marriott Corp                              44107P104    39451  2382325 SH       SOLE                  2382325
Inland Real Estate Corp.                        457461200     7974   530560 SH       SOLE                   530560
Kimco Realty Corp.                              49446R109    25215   467805 SH       SOLE                   467805
Liberty Property Trust                          531172104     6612   169320 SH       SOLE                   169320
Macerich Company                                554382101    12533   235230 SH       SOLE                   235230
Maguire Properties Inc.                         559775101     2331    97600 SH       SOLE                    97600
Mills Corp                                      601148109    19844   375123 SH       SOLE                   375123
Pennsylvania REIT                               709102107    19980   495535 SH       SOLE                   495535
Prentiss Properties, Inc.                       740706106    43164  1263570 SH       SOLE                  1263570
Prologis Trust                                  743410102    47976  1293153 SH       SOLE                  1293153
Public Storage, Inc.                            74460D109    32842   576782 SH       SOLE                   576782
Reckson Associates                              75621K106    27144   884183 SH       SOLE                   884183
Simon Property Group, Inc.                      828806109    63352  1045755 SH       SOLE                  1045755
St. Joe Company                                 790148100    14483   215194 SH       SOLE                   215194
Starwood Hotels & Resorts Worl                  85590A203    52365   872320 SH       SOLE                   872320
Trizec Properties Inc.                          89687P107    32159  1692573 SH       SOLE                  1692573
United Dominion Realty                          910197102    27062  1296713 SH       SOLE                  1296713
Ventas Inc.                                     92276F100    32819  1314853 SH       SOLE                  1314853
Vornado Realty Trust                            929042109    43639   629980 SH       SOLE                   629980
Weingarten Realty Investment T                  948741103    26823   777248 SH       SOLE                   777248